Related Party - Schedule of Amount Due To Related Parties (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Jie Liu [Member]
Related Party Transaction [Line Items]
Due from (due to) related parties, net	$ (17,875)	$ 350,983
Due from (due to) related parties, net	17,875	(350,983)
Hongyu Hao [Member]
Related Party Transaction [Line Items]
Due from (due to) related parties, net	(629)	(68)
Due from (due to) related parties, net	629	68
Yongqing Dong [Member]
Related Party Transaction [Line Items]
Due from (due to) related parties, net	(2,743)	(8,862)
Due from (due to) related parties, net	2,743	8,862
Related Party [Member]
Related Party Transaction [Line Items]
Due from (due to) related parties, net	21,247	(342,053)
Due from (due to) related parties, net	$ (21,247)	$ 342,053